INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventories
	December 31,
	2020	2019

Raw materials	$23,744	$11,990	*)
Work in progress, net	3,997	3,884
Finished goods	1,042	1,322	*)
	$28,783	$17,196